Summary of Significant Accounting Policies - Schedule of the certain financial information (Detail) - USD ($)	3 Months Ended				6 Months Ended				11 Months Ended					12 Months Ended
	Jun. 30, 2022		Jun. 30, 2021		Jun. 30, 2022		Jun. 30, 2021		Dec. 31, 2022 [1]	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2021		Jan. 31, 2021
Schedule of Transition Period Comparative Data line items [Line Items]
Revenue	$ 2,134,000		$ 1,540,000		$ 4,238,000		$ 3,900,000			$ 8,196,306						$ 5,542,598
Cost of revenue	873,000		365,000		1,287,000		637,000
Total gross profit	1,261,000		1,175,000		2,951,000		3,263,000
Operating expenses:
Research and development	12,634,000		7,496,000		25,083,000		14,431,000
General and administrative	12,785,000		2,711,000		24,345,000		5,232,000
Sales and marketing	1,487,000		644,000		2,963,000		957,000
Total operating expenses	26,906,000		10,851,000		52,391,000		20,620,000
Loss from operations	(25,645,000)		(9,676,000)		(49,440,000)		(17,357,000)
Other income (expense), net:
Change in fair value of derivative warrant liabilities	8,687,000		0		14,509,000		0
Other income	0		7,000		0		(23,000)
Total other (expense) income, net	$ 15,671,000		$ (398,000)		$ 28,996,000		$ (504,000)
Earnings Per Share, Basic	$ (0.09)		$ (0.46)		$ (0.24)		$ (0.82)
Earnings Per Share, Diluted	$ (0.09)		$ (0.46)		$ (0.24)		$ (0.82)
Weighted Average Number of Shares Outstanding, Basic	114,096,390	[1]	21,977,123	[1]	84,060,966	[1]	21,912,665	[1]		17,146,853		16,230,951
Weighted Average Number of Shares Outstanding, Diluted	114,096,390	[1]	21,977,123	[1]	84,060,966	[1]	21,912,665	[1]		17,146,853		16,230,951
Rigetti Holdings Inc [Member]
Schedule of Transition Period Comparative Data line items [Line Items]
Revenue										$ 8,196,306		$ 5,105,824		$ 5,542,598
Cost of revenue										1,623,336		1,344,916		1,491,610
Total gross profit										6,572,970		3,760,908		4,050,988
Operating expenses:
Research and development										26,927,599		22,843,637		24,099,335
General and administrative										11,299,068		10,613,190		13,157,735
Sales and marketing										2,474,968		1,947,447		1,885,565
Total operating expenses										40,701,635		35,404,274		39,142,635
Loss from operations										(34,128,665)		(31,643,366)		(35,091,647)
Other income (expense), net:
Gain on extinguishment of debt										0		8,913,532		8,913,532		$ 8,913,532
Change in fair value of derivative warrant liabilities										(1,664,133)				0
Interest expense										(2,465,135)		(51,666)		(51,666)
Interest Income										9,852		58,644		60,154
Other income										6,582		71,737		42,131
Total other (expense) income, net										(4,112,834)		8,992,247		$ 8,964,151
Net loss										$ (38,241,499)		$ (22,651,119)
Earnings Per Share, Basic										$ (2.23)	[2]	$ (1.4)		$ (1.61)	[2]
Earnings Per Share, Diluted										$ (2.23)	[2]	$ (1.4)		$ (1.61)	[2]
Weighted Average Number of Shares Outstanding, Basic									17,146,853	17,146,853	[2]	16,212,027	[1]	16,230,951	[2]
Weighted Average Number of Shares Outstanding, Diluted									17,146,853	17,146,853	[2]	16,212,027	[1]	16,230,951	[2]

[1]	Weighted-average shares have been retroactively restated to give effect to the Business Combination.
[2]	Weighted-average shares and net loss per share have been retroactively restated to give effect to the Business Combination.